UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Allowance for doubtful debt	¥ 243,492		¥ 188,356
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	728,361	$ 103,791	696,177
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	2,527,584	360,178	2,783,102
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,752,935	249,791	1,605,247
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	87,354	12,448	95,477
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	51,554	7,346	35,197
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	521,643		334,511
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	107,785	15,359	115,806
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	8,538	1,217	8,062
Current portion of operating lease liabilities	874,957	124,680	780,164
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	7,082,026	1,009,181	5,113,521
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,169,573	166,663	1,159,525
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	98,457	14,030	98,457
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	703,390	100,232	688,362
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	265,941	37,896	145,112
Non-current portion of operating lease liabilities	3,587,701	511,243	3,270,759
Related Party
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	354,903	$ 50,573	356,080
Variable Interest Entity, Primary Beneficiary
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	603,469		493,837
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	552,270		30,000
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,116,332		1,616,423
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,752,935		1,605,247
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	81,087		83,546
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	14,038		13,531
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	977,069		544,803
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	86,861		97,388
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	8,538		8,062
Current portion of operating lease liabilities	858,491		754,935
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	3,075,078		2,464,811
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	748,256		720,954
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	98,082		98,082
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	124,516		139,174
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	35,771		11,862
Non-current portion of operating lease liabilities	3,550,870		3,230,506
Variable Interest Entity, Primary Beneficiary | Related Party
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	¥ 354,902		¥ 356,080
Common Class A
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	2,698,935,000	2,698,935,000	2,698,935,000
Ordinary shares, shares issued (in shares) | shares	1,571,971,595	1,571,971,595	1,513,609,283
Ordinary shares, shares outstanding (in shares) | shares	1,571,971,595	1,571,971,595	1,513,609,283
Common Class B
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		0.00001
Ordinary shares, shares authorized (in shares) | shares	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares) | shares	30,721,723	30,721,723	30,721,723
Ordinary shares, shares outstanding (in shares) | shares	30,721,723	30,721,723	30,721,723
Common Class C
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	60,000	60,000	60,000
Ordinary shares, shares issued (in shares) | shares	60,000	60,000	60,000
Ordinary shares, shares outstanding (in shares) | shares	60,000	60,000	60,000